Merger and Reverse Recapitalization - Transactions completed and outstanding securities (Details) (Imported) - $ / shares	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Acquisition
Number of shares issued	47,594,950
Exercise price	$ 11.50
Rollover options outstanding	785,012	870,567
Exercise price of options	$ 2.81	$ 2.81
Warrants issued in connection with the DHHC initial public offering and are held by Anchor Investors
Business Acquisition
Number of outstanding warrants	2,966,664
Exercise price	$ 11.50
Warrants issued in connection with the DHHC initial public offering
Business Acquisition
Number of outstanding warrants	8,625,000
Exercise price	$ 11.50
Assumed Warrants
Business Acquisition
Number of outstanding warrants	1,867,368
Exercise price	$ 4.05
Class A common stock
Business Acquisition
Number of shares issued	1,755,063
Common stock, shares outstanding	10,621,073	10,621,073
Number of shares called by options outstanding	905,930
Class A common stock | Warrants issued in connection with the DHHC initial public offering and are held by Anchor Investors
Business Acquisition
Number of shares called by warrants outstanding	2,966,664
Class A common stock | Warrants issued in connection with the DHHC initial public offering
Business Acquisition
Number of shares called by warrants outstanding	8,625,000
Class A common stock | Assumed Warrants
Business Acquisition
Number of shares called by warrants outstanding	1,867,368
Class A common stock | DHP SPAC II Sponsor LLC (the "Sponsor")
Business Acquisition
Number of shares issued upon conversion	4,160,931
Class B common stock
Business Acquisition
Common stock, shares outstanding	36,973,877	36,973,877
DHHC Class B common stock
Business Acquisition
Common stock, shares outstanding	8,625,000
DHHC Class B common stock | DHP SPAC II Sponsor LLC (the "Sponsor") | Warrants issued in connection with the DHHC initial public offering
Business Acquisition
Number of shares converted	8,625,000
Legacy UHG
Business Acquisition
Number of outstanding options of GSH assumed	2,426
Number of Rollover Options issued upon exchange	905,930
Number of outstanding warrants to purchase GSH Class A Common Shares assumed	5,000
Legacy UHG | Assumed Warrants
Business Acquisition
Number of shares called by warrants outstanding	1,867,368
Legacy UHG | GSH Class A Common Shares
Business Acquisition
Number of issued and outstanding shares exchanged	1,000
Legacy UHG | GSH Class B Common Shares
Business Acquisition
Number of issued and outstanding shares exchanged	99,000
Legacy UHG | Class A common stock
Business Acquisition
Number of shares issued upon exchange	373,473
Legacy UHG | Class B common stock
Business Acquisition
Number of shares issued upon exchange	36,973,877